Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	CULLEN FUNDS TRUST
Entity Central Index Key	0001109957
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Oct. 28, 2019
Prospectus Date	Oct. 28, 2019
Cullen High Dividend Equity Fund | Class R2
Prospectus:
Trading Symbol	CHDPX
Cullen High Dividend Equity Fund | Class R1
Prospectus:
Trading Symbol	CHDRX
Cullen High Dividend Equity Fund | Class I
Prospectus:
Trading Symbol	CHDVX
Cullen High Dividend Equity Fund | Class C
Prospectus:
Trading Symbol	CHVCX
Cullen High Dividend Equity Fund | Retail Class
Prospectus:
Trading Symbol	CHDEX
Cullen International High Dividend Fund | Class R2
Prospectus:
Trading Symbol	CIHPX
Cullen International High Dividend Fund | Class R1
Prospectus:
Trading Symbol	CIHRX
Cullen International High Dividend Fund | Class I
Prospectus:
Trading Symbol	CIHIX
Cullen International High Dividend Fund | Class C
Prospectus:
Trading Symbol	CIHCX
Cullen International High Dividend Fund | Retail Class
Prospectus:
Trading Symbol	CIHDX
Cullen Small Cap Value Fund | Class R2
Prospectus:
Trading Symbol	CUSTX
Cullen Small Cap Value Fund | Class R1
Prospectus:
Trading Symbol	CUSSX
Cullen Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	CUSCX
Cullen Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	CUSIX
Cullen Small Cap Value Fund | Retail Class
Prospectus:
Trading Symbol	CUSRX
Cullen Value Fund | Retail Class
Prospectus:
Trading Symbol	CVLEX
Cullen Value Fund | Class I
Prospectus:
Trading Symbol	CVLVX
Cullen Value Fund | Class C
Prospectus:
Trading Symbol	CVLFX
Cullen Emerging Markets High Dividend Fund | Retail Class
Prospectus:
Trading Symbol	CEMDX
Cullen Emerging Markets High Dividend Fund | Class I
Prospectus:
Trading Symbol	CEMFX
Cullen Emerging Markets High Dividend Fund | Class C
Prospectus:
Trading Symbol	CEMGX
Cullen Enhanced Equity Income Fund | Retail Class
Prospectus:
Trading Symbol	ENHRX
Cullen Enhanced Equity Income Fund | Class I
Prospectus:
Trading Symbol	ENHNX
Cullen Enhanced Equity Income Fund | Class C
Prospectus:
Trading Symbol	ENHCX